GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated July 14, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated February 26, 2016, as supplemented to date

Effective August 19, 2016, Jason Gottlieb will no longer serve as a portfolio manager for the Fund. Accordingly, all references to Mr. Gottlieb in the Prospectus, Summary Prospectus and SAI will be deleted in their entirety. In addition, the Fund has changed its classification from non-diversified to diversified within the meaning of the Investment Company Act of 1940.

Accordingly, effective immediately, all references to the Fund’s non-diversified classification in the Prospectus and Summary Prospectus are deleted in their entirety.

Under the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund” and “Risks of the Fund” sections of the Prospectus and the “Principal Risks of the Fund” section of the Summary Prospectus, the “Non-Diversification Risk” is deleted in its entirety.

In addition, the “Non-Diversification” row in the “Risks of the Fund” chart in the Prospectus is deleted in its entirety.

Effective immediately, the Fund’s SAI is hereby amended as follows:

Under the “Investment Objective and Policies” section, the following replaces the third sentence of the first paragraph:

The Fund is a diversified, open-end management investment company as defined in the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”).

The “Non-Diversified Status” paragraph under the “Description of Investment Securities and Practices” section is hereby deleted in its entirety.

The following sentence is inserted as a new paragraph immediately below paragraph (7) under the “Investment Restrictions” section:

The Fund was previously registered as a non-diversified investment company. Pursuant to current positions of the SEC staff, the Fund’s classification has changed from non-diversified to diversified, and the Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders. Accordingly, the

Fund may not make any investment inconsistent with the Fund’s classification as a diversified company under the Act.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

MMALTRSKOBJ 07-16